Shareholder Report, Line Graph (Details) WE0000000002513A_Dimensional Inflation-Protected Securities ETF_Single_TSR Annual {Single} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Nov. 15, 2021	Oct. 31, 2025
Dimensional Inflation-Protected Securities ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Dimensional Inflation-Protected Securities ETF – NAV
Accumulated Value	$ 9,369	$ 8,612	$ 8,660	$ 10,000	$ 9,992
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,395	8,499	8,469	10,000	$ 9,974
Bloomberg U.S. TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. TIPS Index
Accumulated Value	$ 9,412	$ 8,666	$ 8,729	$ 10,000	$ 9,983